Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events
Subsequent Events

10.      Subsequent Events

As of November 5, 2019, the following events have occurred subsequent to the September 30, 2019 effective date of the consolidated financial statements:

On October 3, 2019, the Company closed on its acquisition of the Brookfield Center Property, a 64,884 square foot flex-industrial property in Greenville, South Carolina, for a purchase price of  $6,700,000, exclusive of closing costs.

On October 21, 2019, the Company declared its third quarter dividend of $0.175 per share of common stock payable on or about December 4, 2019 to holders of the Company’s common stock on November 13, 2019.

10.  Subsequent Events

As of March 11, 2019, the following events have occurred subsequent to the December 31, 2018 effective date of the consolidated financial statements:

Registration statement filed with SEC for issuance of additional shares of common stock

On January 31, 2019, the Company filed an S‑11 registration statement, subject to completion, (the “Registration Statement”) with the United States Securities and Exchange Commission (“SEC”). Under the Registration Statement, the Company plans to sell 1,000,000 shares of common stock at a to-be-determined price per share. The Company will use the net proceeds from this issuance for property acquisitions, asset management and working capital and general corporate purposes.

Release of Property Escrows

On January 24, 2019, the mortgage holder for the Franklin Square Property released an escrow of $350,000 (recorded on the Company’s consolidated balance sheets under “Escrows and operating property reserves”). These funds had been held by the mortgage holder until the Company leased space that had been vacant upon the Company’s purchase of the Franklin Square Property. These funds will be used for general operating purposes.